UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska     68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 9/30/12

Item 1.  Reports to Stockholders.

TWO OAKS DIVERSIFIED

GROWTH AND INCOME FUND

Semi-Annual Report

September 30, 2012 (Unaudited)

The Two Oaks Diversified Growth and Income Fund

October 20th, 2012 – Semi Annual Letter

Dear Fellow Shareholders,

As always we wish to start our update with plain talk about the performance of the fund since the current management and investment disciplines have been in place since November 1, 2005 when the Net Asset Value of the fund was $10.09 per share.  There have been $2.6519 in distributions since November 1, 2005 and the Net Asset Value per share was $11.1381 as of September 30, 2012.  This has resulted in a total positive return of $3.70 per share or 42.92% over the almost 7 years of our direction of the portfolio.  (Of course if you have been reinvesting your dividends your return numbers will be higher due to compounding!)  As of the end of September the portfolio was invested 43.83% in equities, 35.73% in Real Estate and Asset Based securities, 17.82% in Fixed Income and held 2.62% in Cash.  The benchmark selected for our fund is a blend of 60% the Standard and Poor’s 500 Total Return and 40% the Barclay’s Aggregate Bond Index.  From November 1, 2005 until September 30, 2012 that index showed a cumulative rate of return of 46.55% and an Average Annual Return of 5.68%.  During that same time frame the total return of our fund at Net Asset Value showed a cumulative rate of return of 43.27% and an Average Annual Return of 5.34%.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above.  Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2013, to ensure that the net annual fund operating expenses will not exceed 1.20% for Class A, and 1.95% for Class C, subject to possible recoupment from the Fund in future years. Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call 559.375.7500.

The past six months has seen positives and negatives in the economy – the housing market has shown signs of stabilization while the unemployment rate stubbornly stays above 8%.  Corporate profits and dividends continue to slowly grow and yet the Federal Reserve still maintains a stimulative policy in recognition of a fragile recovery.  The end of the primary season has given way to a tight national election process and a looming “Fiscal Cliff”.  This along with geopolitical developments have lead to continually changing perceptions for the future, and therefore pricing assumptions for the markets as a whole.

Since 1999 we’ve been working through many financial issues the world has thrown our way such as the “Internet Crash of 2000” and “Financial Collapse of 2008”.  There are, and always will be, issues to work through.  But while we may think two major market collapses was unprecedented, it was not.  About every 40 years each investing generation has its own financial meltdown.  My grandfather told me of his generation’s great depression with soup lines, work projects, boarded up houses and 25% plus unemployment.  My father told me of the middle of the 1970’s with oil embargos, sky-high interest rates, the crash of ’74, “Whip Inflation Now” buttons, and Volker taking rates to unprecedented heights.  It is never exactly the same, but each generation has to learn for itself that excess can not be sustained.  What history has shown us is that after the meltdowns comes a period of adjustments and a return to basic economic principals.  These periods are initially aided in great measure by unpopular but appropriate fiscal policy on the part of the federal government.  Then when the panic subsides, the economy gives way to a new age of growth, innovation and prosperity driven by free-market forces.  We believe we are well along in the period of adjustments and past the time where massive government intervention is needed.  We remain optimistic about our current nascent recovery and see corporations driving the next leg of recovery as their fear of the unknown is calmed by political & fiscal answers and time.  Not everyone will like the answers but corporations will no longer be held hostage to these fears.

As stock market volatility continues, so does our belief that long-term investors should embrace Dollar Cost Averaging and Compounding to take advantage of it.  The stock market movements so far this year are a continuation of the investing landscape that investors have grown accustomed to since 1999.  The S&P 500 Total Return Index was up just over 12% in the first quarter, down by 7% from April to May, and then recovered roughly 4% in June and another 9% in the third quarter ending September 30.  The end result is that the S&P 500 is up over 16% from the first of the year through the end of September.  Those who have stayed invested, or continued to invest at regular intervals, and received the compounding effect of dividend reinvestment have actually benefited from the volatility.  They are acquiring more shares of income producing assets and seeing their sustainable portfolio income increase.  While we truly believe the markets are due for a significant move higher in the next five to ten years, we do not know when the volatility will give way to a sustained advance.  We do believe that the advance will happen when very few see the reasons why.  The market looks forward beyond the current news to future earnings and economics.  Investors making investment decisions based on the nightly news will most likely miss out on the forward looking opportunities of capitalism by not being invested should the equity markets do move higher.

We are encouraged with the equity markets currently trading at historically attractive levels based on earnings, dividend yield and book value.   It has taken over 12 years for equity valuations to reset to our current reasonable economic levels.   We have similar feeling in regards to Real Estate as values have readjusted from the over-leverage induced prices of 2006/7 and are now selling at far more economically justifiable levels based on replacement costs and positive cash flows.  While this does not mean these markets will not have another bout of undervaluation, we feel the long-term stage is set for fundamental improvement to be translated into valuation increases.  The last market to feel the needed readjustments, and therefore have the greatest risk of price adjustments, appears to be the fixed income market.

We believe that many investors have lost sight of the reality that when you lend your money you are taking on three major risks:

•

Interest Rate Risk - when interest rates rise the principal value of existing bonds decline

•

Inflation Risk - principal returned at maturity will buy less goods and services if those goods and services have increased in price due to inflation.  (The Consumer Price Index (CPI) is trending up and it doesn’t even reflect the true cost of inflation when you look at your grocery bill!)

•

Credit Risk - when you lend your money you are a partner in the enterprise that you have leant money on or to.  If the enterprise goes into bankruptcy the court will decide if, when, and how much you will recover.  If you lent on an asset such as a home mortgage, and the asset declines substantially in value, you can lose principal (just ask Countrywide, Fannie Mae and Freddie Mac!).  Lending to governments is not risk free either – just ask those who had their Greek bonds restructured down 70% in value.

We want to stress to our fellow investors that lending money is not risk free, not even to cities, states, governments, banks, or corporations.  Unfortunately, when interest rates drop investors tend to make poor choices in search of yield.  They will compromise good economic sense by discounting the value of an entity’s financial strength and taking on more credit risk than they should.  Or they will lock in the higher interest rates of long-term maturities in an effort to chase higher yield and take on greater interest and inflation risk.  In our opinion, one of the biggest risks in today’s financial markets is the perceived safety of fixed income.  When this perceived safety bubble bursts and economic reality sinks in we envision a swift readjustment that will paralyze many investors.   The result will be many investors left holding long-term, low yielding, higher risk investments until they mature because no one will want to sell them for the hugely discounted prices.  Correspondingly our allocation to fixed income is shorter term and close to the lowest allocation we are allowed by our investment disciplines.

The great corporations of the world have survived and prospered while governments and currencies have failed (we recently have been buying securities of a company founded in 1818).  We feel strongly that scouring the markets for these great corporations, investing in these corporations at attractive prices, focusing on cash flow and income to the investor, and staying true to our common sense fundamental disciplines allows us to build diversified portfolios for our clients that help build wealth over the long-term and sustainable cash flows to live on now.

As always we welcome your comments and questions and thank you for the opportunity to help you achieve your Financial Independence.

Blake Todd – AIF®

Jarrett Perez - CFA

Portfolio Manager

Associate Portfolio Manager

Two Oaks Investment Management, LLC is not affiliated with Northern Lights

Distributors, LLC.

Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities.  The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. Fixed income securities are subject to risks including inflationary and interest rate changes, among others.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

1773-NLD-11/5/2012

Two Oaks Diversified Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)		September 30, 2012
Shares	Security	Fair Value
	COMMON STOCK - 51.14%
	CHEMICALS - 8.05%
20,000	CVR Partners LP	$ 525,200
2,500	Ecolab, Inc.	162,025
21,900	Rentech Nitrogen Partners LP	848,844
		1,536,069
	COMPUTERS - 4.54%
1,300	Apple, Inc.	867,438

	CONGLOMERATES - 3.57%
30,000	General Electric Co.	681,300

	ENVIRONMENTAL CONTROL - 0.54%
3,200	Waste Management, Inc.	102,656

	FOOD - 3.02%
9,300	McCormick & Co., Inc.	576,972

	HOUSEWARES - 1.10%
11,000	Newell Rubbermaid, Inc.	209,990

	INVESTMENT MANAGEMENT - 3.32%
10,000	T Rowe Price Group, Inc.	633,000

	MACHINERY - DIVERSIFIED - 1.93%
4,000	Cummins, Inc.	368,840

	MEDICAL - 1.80%
5,000	Abbott Laboratories	342,800

	MINING - 3.06%
14,000	Barrick Gold Corp.	584,640

	OIL & GAS - 2.81%
10,000	Murphy Oil Corp.	536,900

	PHARMACEUTICALS - 2.17%
10,000	Teva Pharmaceutical Industries Ltd. - ADR	414,100

The accompanying notes are an integral part of these financial statements.
Two Oaks Diversified Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)		September 30, 2012
Shares	Security	Fair Value
	PIPELINES - 2.02%
25,000	Crosstex Energy LP	$ 385,000

	RETAIL - RESTAURANTS - 4.80%
8,000	McDonald's Corp.	734,000
40,000	Wendy's Co.	182,000
		916,000
	TELECOMMUNICATIONS - 4.95%
100,000	Nokia Corp. - ADR	257,500
11,000	Qualcomm, Inc.	687,390
		944,890
	WATER - 3.46%
80,000	Consolidated Water Co. Ltd.	661,600

	TOTAL COMMON STOCK	9,762,195
	( Cost - $8,781,351)

	PREFERRED STOCK - 3.51%
	AGRICULTURE - 3.06%
6,000	Bunge Ltd., 4.875%	584,961

	HEALTHCARE - SERVICES - 0.45%
5,728	National Healthcare Corp., 0.80%	85,576

	TOTAL PREFERRED STOCK	670,537
	( Cost - $660,047)

	REAL ESTATE INVESTMENT TRUSTS - 21.09%
	DIVERSIFIED - 12.14%
10,000	Digital Realty Trust, Inc.	698,500
35,000	Entertainment Properties Trust - Convertible Preferred, 5.75%	731,500
10,100	Lexington Realty Trust - Convertible Preferred, 6.50%	492,375
33,000	UMH Properties, Inc.	395,010
		2,317,385
	HEALTH CARE - 2.28%
20,000	Senior Housing Properties Trust	$ 435,600
The accompanying notes are an integral part of these financial statements.
Two Oaks Diversified Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)		September 30, 2012
Shares	Security	Fair Value
	MANUFACTURED HOMES - 1.47%
11,191	American Land Lease, Inc. - Preferred, 7.75%	$ 279,775

	OFFICE PROPERTY - 5.20%
12,000	BioMed Realty Trust, Inc.	224,640
20,000	CommonWealth REIT	291,200
6,000	CommonWealth REIT - Convertible Preferred, 6.50%, Series D	141,000
14,000	Corporate Office Property Trust	335,580
		992,420

	TOTAL REAL ESTATE INVESTMENTS TRUSTS	4,025,180
	( Cost - $3,914,116)

	MORTGAGE BACKED SECURITIES - 0.21%
39,714	Freddie Mac REMICS, 5.75%, Due 7/15/2035	40,018
	( Cost - $39,785)

Principal Amount
	CORPORATE BONDS - 8.88%
	AEROSPACE/DEFENSE - 1.72%
$ 300,000	L-3 Communications Corp., 4.75%, Due 7/15/2020	328,575

	HEALTHCARE - PRODUCTS - 1.50%
300,000	NuVasive, Inc., 2.75%, Due 7/1/2017	285,951

	PHARMACEUTICALS - 1.52%
300,000	Omnicare, Inc., 3.75%, Due 4/1/2042	289,155

	SEMICONDUCTORS - 2.71%
476,000	Intel Corp. - Convertible, 2.95%, Due 12/15/2035 - 144A	517,650

	SOFTWARE - 1.43%
250,000	Microsoft Corp., 3.00%, Due 10/1/2020	272,798

	TOTAL CORPORATE BONDS	1,694,129
	( Cost - $1,602,073)

	SOVEREIGN BONDS - 9.77%
350,000	Australia Government Bond, 4.25%, Due 7/21/2017	391,261
500,000	Australia Government Bond, 5.25%, Due 3/15/2019	597,355
400,000	Canadian Government Bond, 2.00%, Due 12/1/2014	414,493
500,000	New Zealand Government Bond, 5.00%, Due 3/15/2019	462,229
	TOTAL SOVEREIGN BONDS	1,865,338
	( Cost - $1,730,307)

The accompanying notes are an integral part of these financial statements.
Two Oaks Diversified Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)		September 30, 2012
Shares	Security	Fair Value
	SHORT-TERM INVESTMENTS - 2.55%
486,093	Dreyfus Institutional Reserve Money Fund -
	Premier Shares, 0.00% (a)	486,093
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $486,093)

	TOTAL INVESTMENTS - 97.15%
	( Cost - $17,213,772)(b)	$ 18,543,490
	OTHER ASSETS LESS LIABILITIES - 2.85%	543,398
	NET ASSETS - 100.00%	$ 19,086,888

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

ADR - American Depositary Receipt
REMIC - Real Estate Mortgage Investment Conduit
(a) Money market fund; interest rate reflects the seven-day effective yield on September 30, 2012.
(b) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 1,996,637
	Unrealized Depreciation:	(666,919)
	Net Unrealized Appreciation:	$ 1,329,718

The accompanying notes are an integral part of these financial statements.

Two Oaks Diversified Growth And Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	September 30, 2012

Assets:
Investments in Securities at Fair Value
(Identified cost $17,213,772)	$ 18,543,490
Foreign Currency at Fair Value (Cost $92,770)	92,971
Receivables:
Securities Sold	342,893
Capital Stock Sold	52,751
Dividends and Interest	57,238
Prepaid Expenses and Other Assets	12,005
Total Assets	19,101,348

Liabilities:
Payable for Securities Purchased	2,751
Accrued Distribution Fees	2,553
Due to Advisor (Note 3)	413
Other Accrued Expenses and Liabilities	8,743
Total Liabilities	14,460

Net Assets	$ 19,086,888

Class A Shares :
Net Asset Value Per Share
($19,036,877/1,709,168 shares)	$ 11.14

Offering Price Per Share ($11.14/0.9425)	$ 11.82

Class C Shares :
Net Asset Value Per Share
($50,011/4,489 shares)	$ 11.14

Composition of Net Assets:
At September 30, 2012, Net Assets consisted of:
Paid-in-Capital	$ 17,989,443
Accumulated Undistributed Net Investment Income	194,935
Accumulated Net Realized Loss From
Security Transactions	(427,524)
Net Unrealized Appreciation on Investments
and Foreign Currency Translations	1,330,034
Net Assets	$ 19,086,888

The accompanying notes are an integral part of these financial statements.

Two Oaks Diversified Growth And Income
STATEMENT OF OPERATIONS (Unaudited)	Six Months Ended September 30, 2012

Investment Income:
Dividend Income (net of $5,042 foreign taxes)	$ 334,979
Interest Income	54,068
Total Investment Income	389,047

Expenses :
Investment Advisory Fees	51,441
Distribution Fees	21,434
Administration Fees	18,348
Printing Expenses	4,959
Audit Fees	11,312
Transfer Agent Fees	8,431
Fund Accounting Fees	9,521
Trustee Fees	2,976
Chief Compliance Officer Fees	7,687
Legal Fees	7,439
Custody Fees	4,959
Registration & Filing Fees	7,439
Insurance Expense	992
Miscellaneous Expense	992
Total Expenses	157,930
Less: Fees Waived by Adviser	(55,900)
Net Expenses	102,030
Net Investment Income	287,017

Net Realized and Unrealized Gain on Investments
and Foreign Currency Transactions :
Net Realized Gains From Security and Foreign
Currency Transactions	80,744
Net Change in Net Unrealized Appreciation (Depreciation)
on Investments and Foreign Currency Translations	207,843
Net Realized and Unrealized Gain on Investments
and Foreign Currency Transactions	288,587

Net Increase in Net Assets
Resulting From Operations	$ 575,604

The accompanying notes are an integral part of these financial statements.

Two Oaks Diversified Growth And Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	September 30, 2012	March 31, 2012
Operations:	(Unaudited)
Net Investment Income	$ 287,017	$ 362,689
Net Realized Gain From Security and
Foreign Currency Transactions	80,744	1,110,733
Net Change in Unrealized Appreciation (Depreciation)
on Investments and Foreign Currency Transactions	207,843	(546,938)
Net Increase (Decrease) in Net Assets
Resulting From Operations	575,604	926,484

Distributions to Shareholders From:
Net Investment Income
Class A ($0.12 and $0.22 per share, respectively)	(195,185)	(315,398)

Capital Share Transactions:
Class A:
Proceeds from Shares Issued
(146,860 and 303,490 shares, respectively)	1,576,336	3,078,786
Reinvestment of Dividends
(17,337 and 28,364 shares, respectively)	187,389	285,912
Cost of Shares Redeemed
(21,202 and 123,829 shares, respectively)	(227,674)	(1,238,028)
Class C**:
Proceeds from Shares Issued
(4,489 and 0 shares, respectively)	50,011	0
Total Capital Share Transactions	1,586,062	2,126,670

Total Increase in Net Assets	1,966,481	2,737,756

Net Assets:
Beginning of Period	17,120,407	14,382,651
End of Period*	$ 19,086,888	$ 17,120,407

*Includes accumulated undistributed
net investment income of:	$ 194,935	$ 103,103

** Class C commenced operations on September 28, 2012.

The accompanying notes are an integral part of these financial statements.

Two Oaks Diversified Growth And Income Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. (a)

	Class A											Class C
												For the Period
	Six Months											September 28, 2012*
	Ended											to
	September 30,		For the Year Ended March 31,									September 30,
	2012		2012	2011		2010		2009		2008		2012
	(Unaudited)											(Unaudited)
Net Asset Value,
Beginning of Period	$ 10.93		$ 10.59	$ 9.33		$ 6.59		$ 10.32		$ 11.57		$ 11.14

Income (Loss) From Operations:
Net investment income	0.20		0.25	0.26		0.30		0.23		0.38		-
Net gain (loss) from securities
(both realized and unrealized)	0.13		0.31	1.24		2.71		(3.69)		(0.67)		-
Total from operations	0.33		0.56	1.50		3.01		(3.46)		(0.29)		-

Distributions to shareholders from
Net investment income	(0.12)		(0.22)	(0.24)		(0.27)		(0.27)		(0.38)		-
Net realized capital gains	-		-	-		-		-		(0.51)		-
Return of capital	-		-	-		-		-		(0.07)		-
Total distributions	(0.12)		(0.22)	(0.24)		(0.27)		(0.27)		(0.96)		-

Net Asset Value,
End of Period	$ 11.14		$ 10.93	$ 10.59		$ 9.33		$ 6.59		$ 10.32		$ 11.14

Total Return (b)	3.06%	(e)	5.47%	16.43%		46.58%		(34.08)%		(2.88)%		0.00%	(e)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 19,037		$ 17,120	$ 14,383		$ 11,507		$ 8,204		$ 12,697		$ 50
Ratio of expenses to average net assets,
before reimbursement	1.84%	(c)	1.77%	1.19%	(d)	1.19%	(d)	1.19%	(d)	1.19%	(d)	0.00%	(c)
net of reimbursement	1.19%	(c)	1.19%	1.19%		1.19%		1.19%		1.19%		0.00%	(c)
Ratio of net investment income
to average net assets	3.34%	(c)	2.44%	2.65%		3.69%		2.74%		3.33%		0.00%	(c)
Portfolio turnover rate	35%	(e)	45%	75%		84%		58%		71%		35%	(e)

__________
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not assume the effects of any sales charges.
(c) Annualized for periods of less than one year.
(d) Prior to reorganiztion to the Two Oaks Diverisified Growth and Income Fund, the Fund did not have an expense cap in place and the Fund used a unitary fee instead.
(e) Not annualized.
* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Two Oaks Diversified Growth And Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)                                                                           September 30, 2012

1.

ORGANIZATION

Two Oaks Diversified Growth and Income Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust II (the “Trust”), a Delaware statutory trust organized on August 26, 2010. The Fund was organized to acquire all of the assets of the Montecito Fund (the “Predecessor Fund”), a series of The Santa Barbara Group of Mutual Funds, Inc. (the “Predecessor Company”), a Maryland corporation, effective August 4, 2011 (the “Reorganization”). The Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Fund commenced operations on April 15, 2002. The investment objective of the Fund is long-term growth of capital.

On July 29, 2011, The Board of Trustees of The Santa Barbara Group of Mutual Funds, Inc. (the “Predecessor Trust”) held a Special Meeting of the Shareholders of the Montecito Fund (the “Predecessor Fund”), a series of the Predecessor Trust for the purpose of approving an Agreement and Plan of Reorganization dated July 18, 2011 by and among the Predecessor Trust, on behalf of the Predecessor Fund, Northern Lights Fund Trust II (the “Trust”), on behalf of its newly created series the Two Oaks Diversified Growth and Income Fund (the “Fund”), and Hillcrest Wells Advisors, LLC, the investment advisor to the Predecessor Fund and the Fund regarding the proposed reorganization of the Predecessor Fund with and into the Fund (the “Plan of Reorganization”). Under the Plan of Reorganization, the Predecessor Fund would transfer all of its assets and liabilities to the Fund, in exchange for a number of Fund shares equivalent in class, number and value to shares of the Predecessor Fund outstanding immediately prior to the closing date, followed by a distribution of those shares to Predecessor Fund shareholders so that each Class A Predecessor Fund shareholder would receive Class A shares of the Fund equivalent to the number of Predecessor Fund shares held by such shareholder on May 31, 2011.  The Advisor is responsible for the expenses incurred in connection with the Plan of Reorganization.

At the close of business May 31, 2011, the record date for the Special Meeting of Shareholders, there were outstanding 1,363,989.817 Class A shares of beneficial interest of the Predecessor Fund.  Accordingly, shares represented in person and by proxy at the Special Meeting equaled 62.77% of the outstanding shares of the Predecessor Fund.  Therefore, a quorum was present for the Predecessor Fund.

The Fund currently offers Class A and Class C shares. Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from

Two Oaks Diversified Growth And Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)                                                                           September 30, 2012

pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 9,762,195	$ -	$ -	$ 9,762,195
Preferred Stock	670,537	-	-	670,537
REITS	4,025,180	-	-	4,025,180
Mortgage Backed Securities	-	40,018	-	40,018
Corporate Bonds	-	1,694,129	-	1,694,129
Sovereign Bonds	-	1,865,338	-	1,865,338
Short-Term Investments	486,093	-	-	486,093
Total	$ 14,944,005	$ 3,599,485	$ -	$ 18,543,490

The Fund did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented.  It is the Fund’s policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.

Derivative instruments include foreign forward exchange contracts entered into during the six months ended September 30, 2012 for the purpose of settling foreign security transactions.  There were no realized or unrealized gains or losses on these contracts as of September 30, 2012.

*Please refer to the Schedule of Investments for Industry classifications.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investment or as a realized gain, respectively.  The calendar year-end amounts of ordinary income, capital gains, and return of capital

Two Oaks Diversified Growth And Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)                                                                           September 30, 2012

included in distributions received from the Fund’s investments in real estate investment trusts (“REITS”) are reported to the Fund after  the end  of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year.  Estimates are based on the most recent REIT distribution information available.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2011). The Fund identified its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.        ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Two Oaks Investment Management, LLC (the “Adviser”), effective August 4, 2011.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.60% of the average daily net assets of the Fund.  For the six months ended September 30, 2012, the Adviser earned advisory fees of $51,441.

Two Oaks Diversified Growth And Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)                                                                           September 30, 2012

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until July 31, 2013, so that the total annual operating expenses of the Fund do not exceed 1.19% of the Fund’s average daily net assets of Class A shares and 1.94% of the average daily net assets of Class C shares.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the six months ended September 30, 2012, the Adviser waived fees of $55,900, all of which will expire in 2015.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% for Class A and 1.00% for Class C per year of its average daily net assets for such distribution and shareholder service activities.  For the six months ended September 30, 2012 the Fund incurred distribution fees of $21,434.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended September 30, 2012, the Distributor received $40,805 in underwriting commissions for sales of shares, of which $7,453 was retained by the principal underwriter.

Trustees- Each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. The Trust does not have a bonus, profit sharing, pension or retirement plan

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2012 amounted to $6,802,362 and $5,938,246, respectively.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the years ended was as follows:

For the Year Ended
	March 31, 2012	March 31, 2011
Ordinary Income	$ 315,398	$ 303,254
Long-Term Capital Gain	-	-
	$ 315,398	$ 303,254

On April 2, 2012, the Fund paid an ordinary income dividend of $0.04 per share to shareholders of record on March 30, 2012.

Two Oaks Diversified Growth And Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)                                                                           September 30, 2012

As of March 31, 2012, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital Loss	Unrealized	Total
Ordinary	Long-Term	& Late Year	Carry	Appreciation/	Accumulated
Income	Gains	Losses	Forwards	Depreciation	Earnings/(Deficits)
$ 84,192	$ -	$ (1,767)	$ (506,501)	$ 1,141,102	$ 717,026

The difference between book basis and tax basis unrealized appreciation (depreciation) and undistributed ordinary income is primarily attributable to adjustments for partnerships.

Foreign currency losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such losses of $1,767.

At March 31, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards expire on March 31 of the years indicated below:

2018
$ 506,501

Permanent book and tax differences are primarily attributable to differences in book/tax treatment of paydown gain/(loss) and foreign currency gain/(loss) and partnership and return of capital distributions adjustments, resulted in reclassification for the year ended March 31, 2012 as follows:

Paid in	Undistributed Net	Accumulated Net Realized
Capital	Investment Income	Loss from Security Transactions
$ (127)	$ 55,812	$ (55,685)

6.

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund's financial statements.

7.

 SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

FUND EXPENSES (Unaudited)                  September 30,  2012

As a shareholder of one of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges on redemptions.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Expense Ratio (Annualized)	Expenses Paid During the Period* (4/1/12-9/30/12)
Actual:
Class A	$1,000.00	$1,030.60	1.19%	$ 6.06
Class C	$1,000.00	$1,000.00	0.00%	$ 0.00**
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.10	1.19%	$ 6.02
Class C	$1,000.00	$1,015.34	1.94%	$ 9.80

     *Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

     ** Actual expense information for Class C is for the period September 28, 2012 to September 30, 2012.  Actual   expenses are equal to Class C’s annualized net expense ratio multiplied by 3/365 (to reflect the period from September 28, 2012 to September 30, 2012).

ADDITIONAL INFORMATION

(Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT*

At an Organizational meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on May 17, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Two Oaks Diversified Growth and Income Fund (the “Fund”) and Two Oaks Investment Management, LLC (“Two Oaks” or the “Adviser”).

In advance of the May 17, 2011, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included detailed comparative information regarding the Predecessor Fund’s performance, due diligence materials relating to the Adviser (including due diligence questionnaires completed by the Adviser, the Adviser’s Forms ADV, select financial information of the Adviser, bibliographic information regarding the Adviser’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.

In considering the approval of the Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Two Oaks related to the proposed Investment Advisory Agreement with the Trust, including Two Oaks’ ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Predecessor Fund as employees of the Predecessor Fund’s adviser and that would continue to perform services for the Fund as employees of Two Oaks, including the team of individuals that primarily monitor and execute the investment process.  The Board discussed the extent of Two Oaks research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  Additionally, the Board received satisfactory responses from representatives of Two Oaks with respect to a series of important questions, including: whether Two Oaks was involved in any lawsuits or pending regulatory actions; whether Two Oaks’ management of other accounts would conflict with its management of the Fund; and whether Two Oaks has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by Two Oaks of its practices for monitoring compliance with the Fund’s investment limitations, noting the adviser would periodically review the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program.  The Board then reviewed the capitalization of Two Oaks based on information provided by and representations made by Two Oaks and concluded that Two Oaks was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement, and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund were satisfactory and reliable.

Performance.  In assessing the portfolio management services to be provided by the Adviser, the Board, including the Independent Trustees, considered the past performance of the Predecessor Fund which, although advised by a different adviser, is advised by the same portfolio managers as the Fund would be.  After considering other factors relating to the Adviser’s and portfolio managers’ track record, the Board concluded that the overall performance of the Predecessor Fund under the management of the Adviser, was satisfactory

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by the Adviser, the Board discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by the Adviser with similar investment objectives and strategies and of similar size. The Board reviewed the contractual arrangements for the Fund, which stated that the Adviser had agreed to waive or limit its management fee and/or reimburse expenses at least until May 27, 2013**, to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience and expertise of the Adviser, particularly the portfolio managers, and the services to be provided to the Fund by the Adviser, the fees to be charged by the Adviser were reasonable.  The Board concluded that the advisory fees and expense cap for the Fund were reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to the Adviser with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of the Adviser provided by the Adviser.  With respect to the Adviser, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from the Adviser’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Fund, the Adviser’s expectations for growth of the Fund, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

**Subsequently extended to July 31, 2013.

Shareholder Meeting (Unaudited)

The Board of Directors of the Santa Barbara Group of Mutual Funds, Inc. (the “Predecessor Company”) held a Special Meeting of the Shareholders of the Montecito Fund (“Predecessor Fund”), a series of the Predecessor Company, on July 29, 2011 for the purpose of approving a Agreement and Plan of Reorganization (the “Agreement and Plan of Reorganization”), dated July 18, 2011 by and among the Predecessor Company, on behalf of the Predecessor Fund, Northern Lights Fund Trust II (the “Trust”), on behalf of its newly created series the Two Oaks Diversified Growth and Income Fund (the “Fund”), and Hillcrest Wells Advisors, LLC, the investment advisor to the Predecessor Fund and Two Oaks Investment Management, LLC, the investment advisor to the Fund (the “Advisor”).

At the close of business May 31, 2011, the record date for the Special Meeting of Shareholders, there were outstanding 1,363,989.817 Class A shares of beneficial interest of the Predecessor Fund.  Accordingly, shares represented in person and by proxy at the Special Meeting equaled 62.77% of the outstanding shares of the Predecessor Fund.  Therefore, a quorum was present for the Predecessor Fund.

With respect to approval of the proposed Agreement and Plan of Reorganization the following votes were cast:

For Approval:  856,254.015 shares voted

Against Approval:  0.00 shares voted

Abstained:  0.00 shares voted

Portfolio Composition (Unaudited)

As of September 30, 2012

% of Net Assets
Common Stock	51.14%
Real Estate Investment Trusts	21.09%
Sovereign Bonds	9.77%
Corporate Bonds	8.88%
Preferred Stock	3.51%
Short-Term Investments	2.55%
Mortgage Backed Security	0.21%
Other Assets Less Liabilities	2.85%
Net Assets	100.00%

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-800-723-8637 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-800-723-8637.

Privacy Policy

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

INVESTMENT ADVISOR

Two Oaks Investment Management, LLC

7110 North Fresno Street, Suite 450

Fresno, CA 93720

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

For more complete information about the Two Oaks Diversified Growth And Income Fund, including charges and expenses, please call (800) 723-8637 and request a free prospectus. Read the prospectus carefully before you invest or send money. For more information about the Funds’ Board of Directors, please call or write to request the Funds’ Statement of Additional Information.

TWO OAKS DIVERSIFIED GROWTH AND INCOME FUND

Semi-Annual Report

   September 30, 2012

(Unaudited)

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/10/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/10/12